Commitments and Contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of contingent liabilities [line items]
Capital commitments	₨ 7,675	₨ 11,376
Financial guarantee amount	16,076	17,094
Tax contingent liability [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	91,465	92,476
Excise duty, Custom duty, sales tax and other matters [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	₨ 15,240	₨ 12,092